Note 5 - Loans and Leases (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loans Receivable with Fixed Rates of Interest	$ 119,772,000	$ 112,007,000
Loans and Leases Receivable, Gross, Total	561,614,000	506,412,000
Impaired Financing Receivable, Average Recorded Investment, Total	349,000	$ 1,450,000	$ 3,691,000
Impaired Financing Receivable, Interest Income, Accrual Method, Total	$ 0		245,000
Financing Receivable, Modifications, Number of Contracts		0
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0	0
Provision for Loan and Lease Losses, Total	$ 450,000	$ (350,000)	(750,000)
Loans and Leases Receivable, Related Parties, Ending Balance	1,371,000	491,000	$ 370,000	$ 63,000
Benchmark Bancorp, Inc. [Member]
Financing Receivable, Net, Total	263,000	914,000
Ohio State Bancshares Inc [Member]
Financing Receivable, Net, Total	$ 33,000	264,000
Provision for Loan and Lease Losses, Total		101,000
Comply with Bankruptcy Plan [Member]
Financing Receivable, Modifications, Number of Contracts	1
Agriculture and Agriculture Real Estate [Member]
Loans and Leases Receivable, Gross, Total	$ 43,324,000	$ 44,510,000